Revenue	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Revenue

4.	Revenue

(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
659,389	350,045

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Disaggregation of revenue
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized overtime
Installation fees	383,936	197,422
Subscription fees	138,609	132,645
Server costs	29,821	19,978
Campaign	3,000	-
Content production	88,023	-
	643,389	350,045
Revenue from contracts with customers within the scope of IFRS 15, types of goods or services – recognized at a point in time
Miscellaneous Income	16,000	-
Total revenue	659,389	350,045

The Group accounts for contracts with customers and recognizes revenue when all of the following criteria are met:

(a) the parties to the contract have approved the contract and are committed to perform their respective obligations;

(b) the entity can identify each party’s rights regarding the goods or services to be transferred;

(c) the entity can identify the payment terms for the goods or services to be transferred;

(d) the contract has commercial substance (i.e. the risk, timing or amount of the entity’s future cash flows is expected to change as a result of the contract); and

(e) it is probable that the entity will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

At contract inception, the Group assesses and concludes the customers’ ability and intention to pay the amount of consideration when it is due by evaluating and considering their prior historical settlement performance, reputation in the market and financial performance through a due diligence check.

While a few customers, based on historical records, have been slow in making payments, the directors of the Company were of the opinion that it was probable that the entity would collect the consideration to which it would be entitled in exchange for the goods or services provided because the Group was able to review these customers’ live commerce performance on a regular basis, with reference to their overall historical payment performance in prior years. Thus, the Group continued to provide services to these customers during the six-month period ended June 30, 2026 and continued to recognise revenue from them during the six month period ended June 30, 2026.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2026

(in Singapore Dollars)

4.	Revenue (continued)

Revenue from customers contributing over 10% of the total revenue of the Group is as follows:

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Customer A	256,500	-
Customer B	-	165,312
Customer C	-	44,157
Customer D	77,674	-
	334,174	209,469